COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices

Year ending December 31	Wafer (Piece in Million)	Polysilicon (Metric Ton)
2016	625	2,650
2017	625	2,650
2018	625	2,650
2019	625	2,650
2020	625	2,650

Total	3,125	13,250

Year ending December 31	$ in million
2016	34.4
2017	32.8
2018	32.0

Total	99.2

Schedule of future minimum capital lease payments

Years Ending December 31,	$
2016	13,009,660
2017	10,985,094
2018	2,814,679
2019	2,814,679
2020	7,881,085
Total minimum lease payments	37,505,197
Less amounts representing interest	(4,551,564)

Present value of total minimum capital lease payments (at rates ranging from 4.68% to 7.41%)	32,953,633

Less: current portion of capital lease obligation	11,279,996

Capital lease obligation, excluding current portion	21,673,637

Schedule of future operating minimum lease payments
Year ending December 31	$
2016	3,896,144
2017	2,199,024
2018	1,315,126
2019	1,103,474
2020	930,363
Thereafter	5,131,207

Total	14,575,338

Trina China | Youze
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices
Year ending December 31	(Megawatts)
2016	600

Total	600